Variable Interest Entities (“VIEs”) (Tables)	12 Months Ended
Jun. 30, 2026
Variable Interest Entities (“VIEs”) [Abstract]
Schedule of Information Related to Consolidated VIEs

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30, 2025
RMB
Total assets	119,599
Total current liabilities	32,212
Total liabilities	39,158

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net revenues	144,024	146,160	9,485
Operating costs and expenses	(170,787)	(167,203)	(7,566)
Net (loss) income	(37,038)	(4,338)	2,277

	Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Net cash (used in) generated from operating activities	(69,861)	(4,413)	8,085
Net cash generated from/(used in) investing activities	44,413	(42,233)	(183)
Net cash generated from/(used in) financing activities	(20,137)	32,375	-
Net increase/(decrease) in cash, cash equivalents and restricted cash	(45,585)	(14,271)	7,902

Summarized below is the information related to the consolidated VIEs, including total assets, total current liabilities, total liabilities, net revenues, total operating costs and expenses, net income (loss) and cash flows after intercompany elimination are as follows:

As of June 30,
2026
RMB
Total assets	133,572
Total current liabilities	101,151
Total liabilities	101,522

Year Ended June 30, 2026
RMB
Net revenues	153,734
Operating costs and expenses	149,280
Net income	23,150
Year Ended June 30, 2026
RMB
Net cash used in operating activities	(13,330)
Net cash used in investing activities	(595)
Net cash generated from financing activities	2,140
Net decrease in cash, cash equivalents and restricted cash	(11,785)